Other long-term liabilities - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Transfers from advances in aid of construction to contributions in aid of construction		$ 672	$ 238
Undiscounted, unescalated cost of environmental cleanup activities		48,976	46,187
Environmental remediation obligation		41,714	40,772	$ 42,457
Accrual for environmental loss contingencies to be incurred over next three years		$ 25,038
Remaining period to incur cash flows for environmental cleanup		29 years
Regulatory assets		$ 1,321,059	1,327,683
Green Equity Units issued (in shares)	23,000,000
Green Equity Units, annual distributions (percent)	7.75%
Green Equity Units, share purchase contract, interest rate (percent)	6.57%
Contract adjustment payments, excluding interest	$ 222,378
Contract adjustment payments, accretion period	3 years
Senior unsecured notes (Green Equity Units) | Senior Unsecured Notes
Debt Instrument [Line Items]
Proceeds from green equity units	$ 1,150,000
Weighted average coupon	1.18%	5.37%
Environmental costs
Debt Instrument [Line Items]
Environmental remediation, rate recovery period		7 years
Regulatory assets		$ 62,340	$ 66,779
Minimum
Debt Instrument [Line Items]
Other liability repayment period		5 years
Accrual for environmental cleanup, discount rate (percent)		3.40%
Maximum
Debt Instrument [Line Items]
Other liability repayment period		40 years
Accrual for environmental cleanup, discount rate (percent)		4.70%